                               JOHN HANCOCK FUNDS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                      MONEY
                                     MARKET

                                      FUND


                                  ANNUAL REPORT

                                October 31, 1995

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles L. Ladner*
                                 Leo E. Linbeck*
                              Patricia P. McCarter*
                              Steven R. Pruchansky*
                     Lt. Gen. Norman H. Smith, USMC (Ret.)*
                                 John P. Toolan*
                         *Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                      Vice President and Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                        State Street Bank & Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                               INDEPENDENTAUDITORS
                                Ernst & Young LLP
                              200 Clarendon Street
                           Boston, Massachusetts 02116


                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

[1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

Investors around the world have been watching Wall Street in awe for the better part of 1995. Through October, the Standard & Poor's 500-Stock Index, a widely-used barometer of stock performance, had grown by more than 25%. Investors who stayed in the market after a disappointing 1994 have been rewarded.

     On another street, Pennsylvania Avenue, one of the hot topics many people are watching is Medicare reform. While there's no clear-cut solution on the horizon, today's Medicare debate should serve as another wake-up call to all Americans about the need to have a financial plan and to save for retirement. Whether or not the government changes the way health-care benefits are allotted to senior citizens, the message is clear: your future security and well-being lies in your own hands -- not Uncle Sam's.

     We know you've heard it a hundred times. Pick up almost any financial periodical today, and you'll see cover stories on retirement. Many of them will perhaps scare you or make you think that the task of saving for retirement is just too daunting. But take heart. We don't believe that and neither do many financial experts.

     Yet retirement planning is not to be taken lightly. To live the way you want to -- the way you deserve to after all those years of hard work -- you need to plan and save now, on a regular basis, no matter what your other costs, no matter how small the amount, no matter what your current age. It may be easier if you start earlier, but it's never too late.

     Building a secure nest egg is indeed doable. Talk to your financial adviser about establishing your retirement planning roadmap, if you haven't already. And educate yourself by reading some of the many articles about how to save for retirement. Take control of your future by saving today. That way, when it comes time for retirement, you shouldn't have to think about any street but Easy Street.

Sincerely,

/s/ EDWARD J. BOUDREAU, JR.
---------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                       BY DAWN BAILLIE, PORTFOLIO MANAGER

                                  JOHN HANCOCK

                                MONEY MARKET FUND

                Rising yields benefit money market funds in 1995

In November 1995, shareholders of John Hancock Cash Management Fund approved the merger of their fund with the John Hancock Money Market Fund. The merger was effective November 17, 1995.

     Throughout John Hancock Money Market Fund's fiscal year, money market yields have approached their highest levels in almost four years. This is a result of the Federal Reserve's seven interest-rate increases in 1994 and early 1995. Currently, the Federal Funds rate -- the interest rate banks charge each other for overnight loans and which serves as the benchmark for pricing most money market securities -- stands at 5.75%. With yields between 5% and 6%, money market investors are earning a real rate of return -- that is, the return after inflation -- of 2.5% to 3%. As a result, many investors have returned to money market funds in 1995, recognizing that these funds present more than just a "safe haven," but also are an attractive alternative to more risky stock and bond funds.

     On October 31, 1995, John Hancock Money Market Fund had a 7-day average yield of 4.78% for Class A shares and 4.03% for Class B shares. By comparison, the average taxable money fund had a 7-day average yield of 5.18%, according to IBC/Donoghue's Money Fund Report.

[A 2 1/2" x 2 1/2" photo of Dawn Baillie, bottom center. Caption reads: "Dawn Baillie, Portfolio Manager."]

MATURITY LENGTHENS

After the last interest-rate hike in early February 1995, the market began to anticipate that the Fed would soon be done raising rates. That expectation, coupled with signs of a slowing economy and positive technical factors in the market, caused short-term rates to drop off slightly. In response, money fund managers began to take a slightly more aggressive approach by lengthening their average maturities.

                                   [CAPTION]
          "...money market yields have approached their highest levels in almost four years..."

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND


[Bar chart with heading "7-Day Yield" at top of left hand column. Under the heading is the footnote "As of October 31, 1995." The chart is scaled in increments of 2% from top to bottom with 6% at the top and 0% at the bottom. Within the chart, there are three solid bars. The first represents the 4.78% 7-day yield for John Hancock Money Management Fund, Class A. The second represents the 4.03% 7-day yield for John Hancock Money Management Fund, Class
B. The third represents the 5.18% yield for the average taxable money fund. Footnote below reads: "The average money market fund is tracked by IBC/Donoghue's Money Fund Report."]

     We did this gradually throughout the year, extending from an average 25- to 30-day range in the last quarter of 1994 to 58 days by the end of October 1995. That was slightly longer than the 54-day maturity for the average taxable money market fund, mostly because we locked in some high-yielding securities before the Federal Reserve responded to a slower economy by lowering the Federal Funds rate to 5.75% in July.

HIGHER QUALITY ISSUES

The Fund actively manages its investments to assure that all of its money market securities are high quality. In that regard, we have temporarily stopped buying Japanese bank obligations until the Japanese government completes its bank bailout package. Once we're comfortable that Japan's banking crisis has been resolved, we'll resume investing in those banks that have the best loan quality and offer the Fund additional yield. Until then, we've increased our holdings in higher-quality domestic bank obligations, corporate obligations and commercial paper to keep our yield competitive.

OUTLOOK

We don't expect short-term rates to stray much from their current levels in the months ahead. While it's possible that the Fed could lower rates again, it probably wouldn't be by much more than a quarter of a percentage point.

     On the fiscal front, we're keeping our eyes on Washington and efforts to tackle the budget deficit. We're also following the great theoretical debate about whether the Federal Reserve should begin to ease credit now in anticipation of Congressional budget cuts. In theory, if the Fed believes that Congress will implement sizable budget cuts by year-end, it should begin lowering interest rates in advance to give the economy time to generate enough activity to offset any slowdown that spending cuts would cause. But therein lies the problem: it's just not clear what Congress will do.

     For now, we plan to stick to our current strategy of buying high-quality securities and maintaining an average maturity of 55-60 days. We will keep a close eye on the economy as we expect growth to remain mild and inflation to remain in check. If growth remains too sluggish and it looks like a deficit reduction plan may be put in place, the Fund may begin to lengthen its average maturity to protect against a rate decline. However, the Fund will have some interesting technical opportunities at the end of the year, when there is usually a strong demand for financing, which in turn drives up short-term yields. With this in mind, we will watch carefully for the best time to lock in higher yields.

--------------
The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.


                                   [CAPTION]
                    "...we expect growth to remain mild and
                         inflation to remain in check."

                              FINANCIAL STATEMENTS

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND


THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON OCTOBER 31, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AS OF THAT DATE.

Statement of Assets and Liabilities
October 31, 1995
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
ASSETS:
  Investments, in money market instruments, at value - Note C:
   Commercial paper (cost - $46,988,126) .......................     $46,988,126
   Negotiable bank certificates of deposit
     (cost - $3,000,000) .......................................       3,000,000
   Corporate interest-bearing obligations
     (cost - $14,107,087) ......................................      14,107,087
   U.S. government obligations (cost - $10,000,000) ............      10,000,000
   Joint repurchase agreement (cost - $653,000) ................         653,000
                                                                     -----------
                                                                      74,748,213
  Cash .........................................................         590,823
  Interest receivable ..........................................         397,572
  Miscellaneous assets .........................................           4,721
  Prepaid expenses .............................................         125,479
                                                                     -----------
                    Total Assets ...............................      75,866,808
                    ------------------------------------------------------------
LIABILITIES:
  Payable for fund shares repurchased ..........................         550,000
  Dividend payable .............................................           8,764
  Payable to John Hancock Advisers, Inc. and
     affiliates - Note B .......................................          36,704
  Accounts payable and accrued expenses ........................          16,333
                                                                     -----------
                    Total Liabilities ..........................         611,801
                    ------------------------------------------------------------
NET ASSETS:
  Capital paid-in ..............................................      75,255,007
                                                                     -----------
                    Net Assets .................................     $75,255,007
                    ============================================================

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE:
  (Based on net asset values and shares of beneficial
  interest outstanding - 3,500,000,000 shares
  authorized with $0.01 per share par value)
  Class A** - $20,942,062/20,942,062 ...........................     $      1.00
  ==============================================================================
  Class B - $54,312,945/54,312,945 .............................     $      1.00
  ==============================================================================

** Class A shares commenced operations on September 12, 1995.

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND.

STATEMENT OF OPERATIONS
Year ended October 31, 1995
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT INCOME:
  Interest ..................................................         $3,223,760
                                                                      ----------
  Expenses:
   Distribution/service fee - Note B
     Class A ** .............................................              2,145
     Class B ................................................            516,163
   Investment management fee - Note B .......................            271,782
   Transfer agent fee - Note B ..............................             95,135
   Custodian fee ............................................             45,512
   Registration and filing fees .............................             44,811
   Auditing fee .............................................             23,210
   Printing .................................................             12,729
   Trustees' fees ...........................................             10,078
   Shareholder service fee ..................................              7,461
   Advisory board fee .......................................              4,250
   Legal fees ...............................................              3,262
   Miscellaneous ............................................              3,121
                                                                      ----------
                    Total Expenses ..........................          1,039,659
                    ------------------------------------------------------------
                    Net Investment Income ...................          2,184,101
                    ------------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ...............         $2,184,101
                    ============================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                                                      YEAR ENDED OCTOBER 31,
                                                                 --------------------------------
                                                                     1995                 1994
                                                                 ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income .....................................    $  2,184,101        $    842,207
                                                                 ------------        ------------
  Distributions to Shareholders:
  Dividends from net investment income
   Class A** - ($0.0066 and none per share, respectively) ...         (71,384)               --
   Class B - ($0.0401 and $0.0180 per share, respectively) ..      (2,112,717)           (842,207)
                                                                 ------------        ------------
     Total Distributions to Shareholders ....................      (2,184,101)           (842,207)
                                                                 ------------        ------------
FROM FUND SHARE TRANSACTIONS-- NET* .........................      16,889,418          26,819,423
                                                                 ------------        ------------
NET ASSETS:
  Beginning of year .........................................      58,365,589          31,546,166
                                                                 ------------        ------------
  End of year ...............................................    $ 75,255,007        $ 58,365,589
                                                                 ============        ============

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                            YEAR ENDED OCTOBER 31,
                                                                       -------------------------------
                                                                            1995              1994
                                                                       -------------     -------------
CLASS A **
  Shares sold.......................................................   $  47,205,231             --
  Shares issued to shareholders in reinvestment of distributions....          55,602             --
                                                                       -------------     -------------
                                                                          47,260,833             --
  Less shares repurchased...........................................     (26,318,771)            --
                                                                       -------------     -------------
  Net increase......................................................      20,942,062             --
                                                                       =============     =============
CLASS B
  Shares sold.......................................................     223,741,024      $237,416,247
  Shares issued to shareholders in reinvestment of distributions....       1,684,942           683,416
                                                                       -------------     -------------
                                                                         225,425,966       238,099,663
  Less shares repurchased...........................................    (229,478,610)     (211,280,240)
                                                                       -------------     -------------
  Net increase (decrease)...........................................   $  (4,052,644)      $26,819,423
                                                                       =============     =============

** Class A shares commenced operations on September 12, 1995.

THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, DISTRIBUTIONS PAID TO SHAREHOLDERS AND ANY INCREASE OR DECREASE IN MONEY SHAREHOLDERS INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES SOLD, REINVESTED AND REDEEMED DURING THE LAST TWO PERIODS.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                                                        FOR THE PERIOD
                                                                      SEPTEMBER 12, 1995
                                                                       (COMMENCEMENT OF
                                                                        OPERATIONS) TO
                                                                       OCTOBER 31, 1995
                                                                      ------------------
CLASS A
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period.............................         $   1.00
                                                                            --------
  Net Investment Income............................................             0.01
                                                                            --------
  Less Distributions:
  Dividends from Net Investment Income.............................            (0.01)
                                                                            --------
  Net Asset Value, End of Period...................................         $   1.00
                                                                            ========
  Total Investment Return at Net Asset Value (d)...................             0.64%(e)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted)........................         $ 20,942
  Ratio of Expenses to Average Net Assets..........................             1.07%(*)
  Ratio of Net Investment Income to Average Net Assets.............             4.94%(*)

                                                                                   YEAR ENDED OCTOBER 31,
                                                                     --------------------------------------------------
                                                                     1995(b)     1994       1993        1992     1991
                                                                     -------    -------    -------    -------   -------
CLASS B
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period ............................  $  1.00    $  1.00    $  1.00    $  1.00   $  1.00
                                                                     -------    -------    -------    -------   -------
  Net Investment Income ...........................................     0.04       0.02       0.01       0.02      0.05
                                                                     -------    -------    -------    -------   -------
  Less Distributions:
  Dividends from Net Investment Income ............................    (0.04)     (0.02)     (0.01)     (0.02)    (0.05)
                                                                     -------    -------    -------    -------   -------
  Net Asset Value, End of Period ..................................  $  1.00    $  1.00    $  1.00    $  1.00   $  1.00
                                                                     =======    =======    =======    =======   =======
  Total Investment Return at Net Asset Value (d) ..................     4.07%      1.87%      0.85%      1.73%     4.61%
  Total Adjusted Investment Return at Net Asset Value (a) (c) .....     --         --         --         --        4.49%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted) .......................  $54,313    $58,366    $31,546    $31,480   $20,763
  Ratio of Expenses to Average Net Assets .........................     1.92%      2.06%      2.44%      2.47%     2.11%
  Ratio of Adjusted Expenses to Average Net Assets (a) ............     --         --         --         --        2.23%(a)
  Ratio of Net Investment Income to Average Net Assets ............     3.96%      1.97%      0.85%      1.69%     4.57%
  Ratio of Adjusted Net Investment Income to Average Net Assets (a)     --         --         --         --        4.45%(a)

  * On an annualized basis
(a) On an unreimbursed basis without expense reduction.
(b) On December 22, 1994 John Hancock Advisers, Inc. became the Investment Adviser of the Fund.
(c) An estimated total return calculation takes into consideration fees and expenses waived or borne by the adviser during the periods shown.
(d) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(e) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
October 31, 1995
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY MONEY MARKET FUND ON OCTOBER 31, 1995. IT'S DIVIDED INTO FIVE TYPES OF SHORT-TERM INVESTMENTS. MOST CATEGORIES OF SHORT-TERM INVESTMENTS ARE FURTHER BROKEN DOWN BY INDUSTRY GROUP.

                                                                       PAR VALUE
                                                 INTEREST   QUALITY      (000'S
ISSUER, DESCRIPTION                                RATE    RATINGS(*)   OMITTED)      VALUE
-------------------                              --------  ----------  ---------      -----
COMMERCIAL PAPER
AUTOMOTIVE (2.92%)
  Ford Motor Credit Co.,
   11-03-95 .........................             5.730%     Tier 1      $1,000    $  999,682
  General Motors Acceptance Corp.,
   11-03-95 .........................             5.800      Tier 1       1,200     1,199,613
                                                                                   ----------
                                                                                    2,199,295
                                                                                   ----------
BANKING - FOREIGN (2.64%)
  Swedish Export Credit Corp.,
   12-05-95 .........................             5.750      Tier 1       2,000     1,989,139
                                                                                   ----------
BROKER SERVICES (11.92%)
  Bear Stearns Cos., Inc.,
   11-02-95 .........................             5.760      Tier 1         400       399,936
  Bear Stearns Cos., Inc.,
   11-22-95 .........................             5.750      Tier 1       1,700     1,694,298
  Goldman Sachs Group, L.P.,
   11-02-95 .........................             5.720      Tier 1       2,000     1,999,682
  Goldman Sachs Group, L.P.,
   11-20-95 .........................             5.730      Tier 1       1,300     1,296,069
  Merrill Lynch & Co., Inc.,
   11-06-95 .........................             5.730      Tier 1         800       799,363
  Merrill Lynch & Co., Inc.,
   11-15-95 .........................             5.750      Tier 1         485       483,916
  Merrill Lynch & Co., Inc.,
   11-20-95 .........................             5.750      Tier 1       2,300     2,293,020
                                                                                   ----------
                                                                                    8,966,284
                                                                                   ----------
BUILDING SUPPLIES (0.66%)
  Halifax Building Society,
   11-06-95 .........................             5.750      Tier 1         500       499,601
                                                                                   ----------
FINANCE (8.58%)
  American Honda Finance Corp.,
   11-01-95 .........................             5.800      Tier 1         900       900,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       PAR VALUE
                                                 INTEREST   QUALITY      (000'S
ISSUER, DESCRIPTION                                RATE    RATINGS(*)   OMITTED)     VALUE
-------------------                              --------  ----------  ---------     -----
FINANCE (CONTINUED)
  American Honda Finance Corp.,
   11-06-95 .............................         5.800%      Tier 1    $  700    $  699,436
  American Honda Finance Corp.,
   11-15-95 .............................         5.800       Tier 1     1,300     1,297,068
  American Honda Finance Corp.,
   12-08-95 .............................         5.780       Tier 1     1,600     1,590,495
  General Electric Capital Corp.,
   11-14-95 .............................         5.730       Tier 1     1,500     1,496,896
  International Business Machines,
   11-13-95 .............................         5.730       Tier 1       470       469,102
                                                                                  ----------
                                                                                   6,452,997
                                                                                  ----------
MORTGAGE BANKING (5.57%)
  Countrywide Funding Corp.,
   11-01-95 .............................         5.770       Tier 1     1,000     1,000,000
  Countrywide Funding Corp.,
   11-10-95 .............................         5.780       Tier 1     1,300     1,298,122
  Countrywide Funding Corp.,
   11-17-95 .............................         5.800       Tier 1     1,900     1,895,102
                                                                                  ----------
                                                                                   4,193,224
                                                                                  ----------
RETAIL STORES (11.54%)
  Melville Corp.,
   11-13-95 .............................         5.740       Tier 1     3,000     2,994,260
  Melville Corp.,
   11-13-95 .............................         5.750       Tier 1       500       499,042
  Melville Corp.,
   11-16-95 .............................         5.770       Tier 1       700       698,317
  Sears Roebuck Acceptance Corp.,
   11-06-95 .............................         5.760       Tier 1     1,200     1,199,040
  Sears Roebuck Acceptance Corp.,
   11-10-95 .............................         5.750       Tier 1     2,700     2,696,119
  Sears Roebuck Acceptance Corp.,
   12-06-95 .............................         5.750       Tier 1       600       596,646
                                                                                  ----------
                                                                                   8,683,424
                                                                                  ----------
UTILITIES - ELECTRIC (10.61%)
  Pacific Gas and Electric Co.,
   11-07-95 .............................         5.720       Tier 1       500       499,523
  Pennsylvania Power & Light Co.,
   11-07-95 .............................         5.850       Tier 1     1,000       999,025
  Pennsylvania Power & Light Co.,
   11-08-95 .............................         5.850       Tier 1     2,000     1,997,725
  Public Service Electric and Gas Co.,
   11-09-95 .............................         5.770       Tier 1     2,200     2,197,179

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       PAR VALUE
                                                 INTEREST   QUALITY      (000'S
ISSUER, DESCRIPTION                                RATE    RATINGS(*)   OMITTED)       VALUE
-------------------                              --------  ----------  ---------       -----
UTILITIES - ELECTRIC (CONTINUED)
  Public Service Electric and Gas Co.,
   11-15-95..............................         5.750%      Tier 1    $ 1,400     $ 1,396,870
  Public Service Electric and Gas Co.,
   11-28-95..............................         5.760       Tier 1        900         896,112
                                                                                    -----------
                                                                                      7,986,434
                                                                                    -----------
UTILITIES - TELEPHONE (8.00%)
  American Telephone & Telegraph Co.,
   11-01-95..............................         5.860       Tier 1        220         220,000
  American Telephone & Telegraph Co.,
   11-13-95..............................         5.720       Tier 1      3,000       2,994,280
  GTE Northwest Inc.,
   11-15-95..............................         5.720       Tier 1      1,010       1,007,753
  GTE Northwest Inc.,
   11-16-95..............................         5.740       Tier 1      1,800       1,795,695
                                                                                    -----------
                                                                                      6,017,728
                                                                                    -----------
                                              TOTAL COMMERCIAL PAPER
                                                  (Cost $46,988,126)     (62.44%)    46,988,126
                                                                        -------     -----------


NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
BANKING (3.98%)
  Morgan Guaranty Trust Co., NY
   10-30-96..............................         6.000       Tier 1      3,000       3,000,000
                                                                                    -----------
                                               TOTAL NEGOTIABLE BANK
                                             CERTIFICATES OF DEPOSIT
                                                   (Cost $3,000,000)      (3.98%)     3,000,000
                                                                        -------     -----------
CORPORATE INTEREST BEARING OBLIGATIONS
AUTOMOTIVE (2.95%)
  General Motors Acceptance Corp.,
   04-04-96..............................         8.800       Tier 1      1,200       1,212,102
  General Motors Acceptance Corp.,
   04-10-96..............................         8.700       Tier 1      1,000       1,010,235
                                                                                    -----------
                                                                                      2,222,337
                                                                                    -----------
BANKING (6.84%)
  NationsBank of Texas,
   08-28-96..............................         6.150       Tier 1      2,300       2,300,000
  NBD Bancorp, Inc.,
   06-03-96..............................         6.125       Tier 1        250         250,115
  PNC Bank NA,
   09-18-96..............................         5.650       Tier 1      2,600       2,595,663
                                                                                    -----------
                                                                                      5,145,778
                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       PAR VALUE
                                                 INTEREST   QUALITY      (000'S
ISSUER, DESCRIPTION                                RATE    RATINGS(*)   OMITTED)       VALUE
-------------------                              --------  ----------  ---------       -----
CHEMICAL (2.67%)
  duPont (E.I.) de Nemours & Co.,
   12-15-95....................................    8.480%     Tier 1    $ 2,000     $ 2,005,493
                                                                                    -----------
DIVERSIFIED (1.34%)
  General Electric Co.,
   05-01-96....................................    7.875      Tier 1      1,000       1,009,754
                                                                                    -----------
FINANCE (4.95%)
  Associates Corp. of North America,
   03-01-96....................................    8.800      Tier 1      2,700       2,724,233
  General Electric Capital Corp.,
   11-15-95....................................    5.250      Tier 1      1,000         999,492
                                                                                    -----------
                                                                                      3,723,725
                                                                                    -----------
                                            TOTAL CORPORATE INTEREST
                                                 BEARING OBLIGATIONS
                                                  (Cost $14,107,087)     (18.75%)    14,107,087
                                                                        -------     -----------
U. S. GOVERNMENT OBLIGATIONS
GOVERNMENTAL - U. S. AGENCIES (13.29%)
  Federal Farm Credit Bank,
   11-01-95....................................    5.730      Tier 1     10,000      10,000,000
                                                                                    -----------
                                  TOTAL U. S. GOVERNMENT OBLIGATIONS
                                                  (Cost $10,000,000)     (13.29%)    10,000,000
                                                                        -------     -----------
JOINT REPURCHASE AGREEMENT
  Investment in a joint repurchase agreement
   transaction with SBC Capital Markets -
   Dated 10-31-95, Due 11-01-95 (secured
   by U.S. Treasury Bond, 8.750%
   Due 05-15-17, and by U.S. Treasury
   Note, 5.750% Due 09-30-97) Note A...........    5.890                    653         653,000
                                                                                    -----------
                                    TOTAL JOINT REPURCHASE AGREEMENT
                                                     (Cost $653,000)      (0.87%)       653,000
                                                                        -------     -----------
                                                   TOTAL INVESTMENTS     (99.33%)   $74,748,213
                                                                        =======     ===========

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the U.S. Securities and Exchange Commission, owned by the Fund. The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND

NOTE A --
ACCOUNTING POLICIES

John Hancock Series, Inc. (Corporation) is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Corporation consists of six series portfolios: John Hancock Money Market Fund (the "Fund"), John Hancock Emerging Growth Fund, John Hancock Global Resources Fund, John Hancock High Yield Tax Free Fund, John Hancock High Yield Bond Fund and John Hancock Government Income Fund (collectively, the "Funds"). The Board of Directors may authorize the creation of additional Funds from time to time to satisfy various investment objectives. Effective December 22, 1994 (see Note B), the Corporation and Funds changed names by replacing the word Transamerica with John Hancock. Prior to September 12, 1995, the Fund was known as John Hancock Money Market Fund B.

     The Board of Directors have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class S shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses subject to the approval of the Board of Directors, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission. Shareholders of a class which bears distribution/service expenses under terms of a distribution plan have exclusive voting rights to such distribution plan. No Class S shares had been issued as of October 31, 1995. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Directors have determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It will not be subject to Federal income tax on taxable earnings which are distributed to shareholders.

DIVIDENDS The Fund records all distributions to shareholders from net investment income on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Corporation are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Fund.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily

                          NOTES TO FINANCIAL STATEMENTS

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND


to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

NOTE B --
MANAGEMENT FEE, ADMINISTRATIVE SERVICES AND TRANSACTIONS WITH AFFILIATES AND OTHERS

On December 22, 1994, the Adviser became the investment adviser for the Fund with approval of the Board of Directors and shareholders of the Fund. The Fund's former investment manager was Transamerica Fund Management Company ("TFMC").

     Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000 and (c) 0.375% of the Fund's average daily net asset value in excess of $750,000,000. This fee structure is consistent with the former agreement with TFMC. For the period ended October 31, 1995, the advisory fee earned by the Adviser and TFMC amounted to $221,171 and $50,611, respectively, resulting in a total fee of $271,782.

     TFMC, for its respective period, provided administrative services to the Fund pursuant to an administrative service agreement through January 16, 1995 on which day the agreement was terminated.

     In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

     On December 22, 1994 John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser, became the principal underwriter of the Fund. Prior to this date, Transamerica Fund Distributors, Inc. ("TFD") served as the principal underwriter and distributor of the Fund.

     Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds, formerly TFD, and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31,1995, contingent deferred sales charges amounted to $969,561.

     In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses at an annual rate not to exceed 0.15% of Class A average daily net assets and 1.00% of Class B average daily net assets. As of October 27, 1995, the Fund has temporarily limited the distribution and service fees attributable to Class B shares to 0.90% of average daily net assets. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. This fee structure and plan is similar to the former arrangement with TFD.

     The Board of Directors approved a shareholder servicing agreement between the Fund and John Hancock Investor Services Corporation ("Investor Services"), a wholly owned subsidiary of The Berkeley Financial Group, for the period between December 22, 1994 and May 12, 1995, inclusive under which Investor Services processed telephone transactions on behalf of the Fund. As of May 15, 1995, the Fund entered into a full service transfer agent agreement with Investor

                          NOTES TO FINANCIAL STATEMENTS

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND


Services. Prior to this date The Shareholder Services Group was the transfer agent. The Fund will pay Investor Services a fee based on transaction volume and number of shareholder accounts.

     A partner with Baker & Botts was an officer of the Trust until December 22, 1994. During the period ended October 31, 1995, legal fees paid to Baker & Botts amounted to $688.

     Mr. Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates as well as Director of the Fund. The compensation of unaffiliated Directors is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Directors may elect to defer their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books in other assets. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

     The Fund has an independent advisory board composed of certain retired Directors who provide advice to the current Board of Directors in order to facilitate a smooth management transition. The Fund pays the advisory board and its counsel a fee.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities, including discount earned on investment securities, other than obligations of the U.S. government and its agencies, for the period ended October 31, 1995 aggregated $2,620,334,872 and $2,536,962,220, respectively. Purchases and proceeds from maturities of obligations of the U.S. government and its agencies for the period ended October 31, 1995, aggregated $80,835,727 and $90,184,471, respectively. The cost of investments owned at October 31, 1995 for Federal income tax purposes was $74,748,213.

NOTE D --
PLAN OF REORGANIZATION

On November 15, 1995, the shareholders of John Hancock Cash Management Fund ("CMF") approved a plan of reorganization between CMF and the Fund providing for the transfer of substantially all of the assets and liabilities of CMF to the Fund in exchange solely for Class A shares of the Fund to be distributed to CMF's Class A shareholders, receptively.

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of John Hancock Series, Inc. --
John Hancock Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the John Hancock Money Market Fund (the "Fund"), (formerly the Transamerica Money Market Fund B), one of the portfolios constituting John Hancock Series, Inc. (formerly Transamerica Series, Inc.) as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted accounting standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Money Market Fund portfolio of John Hancock Series, Inc., at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                               ERNST & YOUNG LLP

Boston, Massachusetts
December 15, 1995



TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during its fiscal year ended October 31, 1995. All of the dividends paid for the fiscal year are taxable as ordinary income. None of the 1995 dividends qualify for the dividends received deduction available to corporations.

     Shareholders will be mailed a 1995 U.S. Treasury Department Form 1099-DIV in January of 1996. This will reflect the total of all distributions which are taxable for calendar year 1995.

                             ADDITIONAL INFORMATION

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND


On December 16, 1994 , a special meeting of John Hancock (formerly Transamerica) Series, Inc. (the "Trust") in respect of John Hancock (formerly Transamerica) Money Market Fund (the "Fund") was held involving the election of trustees and certain other matters concerning the Fund.

     Specifically, shareholder's first approved a new investment management agreement between the Trust on behalf of the Fund and John Hancock Advisers, Inc. on substantially similar terms of the prior investment management agreement, to take effect on December 22, 1994, the date of the consummation of Transamerica Fund Management Company by The Berkeley Financial Group. The shareholder votes tallied were 28,010,195 FOR, 429,634 AGAINST and 1,543,584 ABSTAINING.

     The shareholders next approved new Plans of Distribution for the Fund, also effective on December 22, 1994, and also on substantially the same terms as the prior Plans of Distribution. The shareholder votes tallied were 27,864,397 FOR, 324,983 AGAINST and 1,794,033 ABSTAINING

     The shareholders also voted to ratify the selection of Ernst & Young, LLP as independent auditors for the Fund for the fiscal year ending October 31, 1995, and the votes tallied were 38,745,493 FOR, 65,395 AGAINST and 1,428,713 ABSTAINING.

     Lastly, the following trustees were elected to serve until their respective successors shall become duly elected and qualified, with the votes tabulated as indicated:

NAME OF DIRECTOR                                     FOR               WITHHOLD
--------------------------------------------------------------------------------
Edward J. Boudreau, Jr .................          26,514,487           3,468,927
James F. Carlin ........................          26,515,928           3,467,485
William H. Cunningham ..................          26,510,272           3,473,142
Charles L. Ladner ......................          26,510,272           3,473,142
Leo E. Linbeck, Jr .....................          26,497,012           3,486,401
Patricia P. McCarter ...................          26,510,272           3,473,142
Steven R. Pruchansky ...................          26,510,272           3,473,142
Norman H. Smith ........................          26,507,782           3,475,632
John P. Toolan .........................          26,510,272           3,473,142

                                      NOTES

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND

                                      NOTES

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND

                                      NOTES

                     JOHN HANCOCK FUNDS - MONEY MARKET FUND

                                                                     Bulk Rate
[LOGO] JOHN HANCOCK FUNDS                                          U.S. Postage
A GLOBAL INVESTMENT MANAGEMENT FIRM                                    PAID
101 HUNTINGTON AVENUE BOSTON, MA 02199-7603                        Brockton, MA
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box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads
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--------------------------------------------------------------------------------
   This report is for the information of shareholders of the John Hancock Money Market Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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Paper."]


                                                                 JHD 4400A 10/95